Investments in Equity Securities (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Debt and Equity Securities, FV-NI [Line Items]
Carrying amount of investments	$ 42	$ 42	$ 39
Assets	2,742	2,736	2,720
Liabilities	$ 1,956	2,058	1,643
Variable Interest Entity, Primary Beneficiary
Debt and Equity Securities, FV-NI [Line Items]
Equity ownership percentage	70.00%
Assets	$ 154	178	164
Liabilities	$ 79	$ 82	$ 72